Disposition of Discontinued Operations	12 Months Ended
Aug. 31, 2023
Disposition of Discontinued Operations [Abstract]
Disposition of discontinued operations
13.	Disposition of discontinued operations

On October 28, 2022, the Company, OneSmart Edu Inc. (“OneSmart BVI”), the Company’s wholly owned subsidiary, and Muckle Capital Investment Co., Ltd. (the “Purchaser”), entered into a certain share purchase agreement (the “Disposition SPA”). Pursuant to the Disposition SPA, the Purchaser agreed to purchase OneSmart BVI in exchange for cash consideration of $1,000,000 (the “Purchase Price”). Upon the closing of the transaction contemplated by the Disposition SPA, the Purchaser will become the sole shareholder of OneSmart BVI and as a result, assume all assets and liabilities of all the subsidiaries and VIE entities owned or controlled by OneSmart BVI. The closing of the Disposition is subject to certain closing conditions including the payment of the Purchase Price, the receipt of a fairness opinion from Roma Appraisals Limited and the approval of the Company’s shareholders.

As of November 25, 2022, the Company completed the disposition after the satisfaction or waiver of all closing conditions.

The following is a reconciliation of the carrying amounts of major classes of assets and liabilities held for sale in the consolidated balance sheet of August 31, 2023 and 2022.

	August 31,	August 31,
	2023	2022
	$	$
Carrying amounts of major classes of assets held for sale:
Cash and cash equivalents	-	$16,097
Property and equipment, net	-	2,045
Total assets of disposal group	-	18,142

Carrying amounts of major classes of liabilities held for sale:
Accrued expenses and other current liabilities	-	249,024
Income taxes payable	-	5,678
Prepayments from customers	-	365,446
Short-term loans	-	67,404
Long-term loans, current portion	-	32,163

Total liabilities of disposal group	-	$719,715

The following is a reconciliation of the amounts of major classes of operations classified as discontinued operations in the consolidated statements of operations and other comprehensive income (loss) for the years ended August 31, 2023, 2022 and 2021.

	For the years ended August 31,
	2023	2022	2021
	$	$	$
Net revenues	-	28,510	529,907
Cost of revenues	-	(37,308)	(324,089)
Gross (loss) profit	-	(8,798)	205,818
			-
Operating expenses:			-
Selling and marketing	-	(33,627)	(143,959)
General and administrative	-	(60,559)	(804,824)
Total operating expenses	-	(94,186)	(948,783)
Operating loss	-	(102,984)	(742,965)

Interest income	-	101	583
Interest expense	(2,315)	(7,465)	(7,270)
Other income	-	654	15,376
Other expense	-	(3,950)	(20,934)
Foreign exchange gain	-	-	766
Loss before income tax and share of net loss from equity investees	(2,315)	(113,644)	(754,444)
Income tax benefit (expense)	-	28	(4,778)
Loss before share of net loss from equity investees	(2,315)	(113,616)	(759,222)
Share of net loss from equity investees	-	-	(1,657)
Net loss from discontinued operations	(2,315)	(113,616)	(760,879)